SHARE-BASED COMPENSATION - Kaixin Auto Group 2021 Plan (Details)	Dec. 31, 2021 shares
Kaixin Auto Group 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares to be issued	26,596,000